Document and Entity Information	12 Months Ended
Dec. 31, 2014 USD ($) shares
Document And Entity Information
Entity Registrant Name	Puravita Corporation
Entity Central Index Key	0001515620
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float | $	$ 0
Entity Common Stock, Shares Outstanding | shares	8,000,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014